Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2022 (Unaudited)

INVESTMENT COMPANIES - 67.53%	Shares	Value
Closed-End Funds - 57.55%
Aberdeen Asia-Pacific Income Fund, Inc.	468,897	$1,584,872
Aberdeen Japan Equity Fund, Inc.	114,992	800,344
Adams Diversified Equity Fund, Inc.	322,377	5,944,632
Apollo Tactical Income Fund, Inc.	60,923	874,854
ASA Gold and Precious Metals Ltd. (a)(f)	17,114	383,525
Bancroft Fund Ltd.	24,983	569,113
BlackRock California Municipal Income Trust	221,701	2,722,488
Blackrock ESG Capital Allocation Trust	145,335	2,421,281
BNY Mellon High Yield Strategies Fund	27,014	75,099
Boulder Growth & Income Fund, Inc.	909,987	13,495,107
Center Coast Brookfield MLP & Energy Infrastructure Fund	67,371	1,173,603
Central and Eastern Europe Fund, Inc.	24,694	330,653
Central Securities Corp.	209,383	8,666,362
Cushing MLP & Infrastructure Total Return Fund	65,450	2,282,241
Delaware Enhanced Global Dividend & Income Fund	235,345	2,125,165
Delaware Investments National Municipal Income Fund	228,596	2,891,739
Delaware Ivy High Income Opportunities Fund	40,485	512,945
Destra Multi-Alternative Fund	15,022	133,696
Dividend and Income Fund	350,673	5,028,651
DWS Municipal Income Trust	109,334	1,138,167
DWS Strategic Municipal Income Trust	100	1,034
Eaton Vance New York Municipal Bond Fund	110,022	1,153,031
Ellsworth Growth and Income Fund Ltd.	27,822	294,635
First Trust Dynamic Europe Equity Income Fund	10,000	126,300
First Trust High Income Long/Short Fund	11,379	153,161
Franklin Ltd Duration Income Trust	150,174	1,138,319
Gabelli Dividend & Income Trust	591	14,562
Gabelli Utility Trust	100	714
General American Investors Co., Inc.	324,541	13,783,256
High Income Securities Fund	300,200	2,377,584
Highland Global Allocation Fund	145,823	1,436,357
Highland Income Fund	397,453	4,745,589
Japan Smaller Capitalization Fund, Inc.	143,972	1,030,840
Macquarie Global Infrastructure Total Return Fund, Inc.	5,380	138,374
Mexico Equity & Income Fund, Inc. (a)	100,100	913,913
MFS High Income Municipal Trust	58,602	257,263
MFS High Yield Municipal Trust	88,947	344,225
MFS Investment Grade Municipal Trust	65,782	561,778
MFS Municipal Income Trust	9,082	55,582
Miller/Howard High Dividend Fund	52,789	589,125
Morgan Stanley Emerging Markets Debt Fund, Inc.	364,125	2,832,892
Neuberger Berman California Municipal Fund, Inc.	61,791	754,468
Neuberger Berman New York Municipal Fund, Inc.	28,611	331,888
Neuberger Berman Next Generation Connectivity Fund, Inc.	180,236	2,514,292
New America High Income Fund, Inc.	44,715	362,639
NexPoint Diversified Real Estate Trust	85,536	1,353,180
Nuveen Emerging Markets Debt 2022 Target Term Fund	637	4,460
Nuveen Multi-Asset Income Fund	12,779	207,020
Nuveen Short Duration Credit Opportunities Fund	15,000	213,450
Pershing Square Holdings Ltd. Fund (f)	10,000	389,200
PGIM Global High Yield Fund, Inc.	68,996	922,477
Pioneer Municipal High Income Opportunities Fund, Inc.	12,377	184,170
Royce Micro-Cap Trust, Inc.	43,506	457,683
Saba Capital Income & Opportunities Fund	952,520	4,305,390
Taiwan Fund, Inc.	223,819	7,363,645

Templeton Global Income Fund	677,550	3,408,077
The New Ireland Fund, Inc.	108,906	1,007,381
The Swiss Helvetia Fund, Inc.	236,992	2,185,066
Tortoise Energy Independence Fund, Inc.	24,255	719,888
Tortoise Power and Energy Infrastructure Fund, Inc.	166,622	2,372,697
Vertical Capital Income Fund	310,486	3,104,860
Virtus Total Return Fund, Inc.	67,498	658,780
Voya Infrastructure Industrials and Materials Fund	14,607	169,879
Western Asset Intermediate Muni Fund, Inc.	832	7,147
Western Asset Municipal Partners Fund, Inc.	10,273	138,377
		118,239,185
Business Development Companies - 9.98%
CION Investment Corp.	327,320	4,844,336
Crescent Capital BDC, Inc.	104,701	1,863,678
FS KKR Capital Corp.	184,974	4,221,106
Logan Ridge Finance Corp. (a)	41,186	929,568
Portman Ridge Finance Corp.	110,515	2,672,253
Runway Growth Finance Corp.	255,088	3,464,095
SuRo Capital Corp.	290,742	2,509,103
		20,504,139
Total Investment Companies (Cost $122,785,295)		138,743,324

TRUST CERTIFICATES - 0.03%
Lamington Road Grantor Trust (a)(c)(f)	320,690	70,568
Total Trust Certificates (Cost $92,870)		70,568

PREFERRED STOCKS - 1.22%
Closed-End Funds - 0.24%
NexPoint Diversified Real Estate Trust - Series A, 5.500%	22,324	485,324
Real Estate Investment Trusts - 0.98%
Brookfield DTLA Fund Office Trust Investor, Inc. - Series A, 7.625%	171,723	2,009,159
Total Preferred Stocks (Cost $4,932,717)		2,494,483

OTHER COMMON STOCKS - 9.36%
Food & Staples Retailing - 0.53%
Village Super Market, Inc.	44,607	1,092,871
Gas Utilities - 0.18%
Macquarie Infrastructure Holdings LLC	100,000	373,000
Oil, Gas & Consumable Fuels - 2.90%
Texas Pacific Land Corp.	4,400	5,949,284
Real Estate Investment Trusts - 4.88%
Cedar Realty Trust, Inc.	800	22,112
Creative Media & Community Trust Corp.	26,801	207,440
Indus Realty Trust, Inc.	72,874	5,326,361
Lument Finance Trust, Inc.	519,785	1,424,211
Seven Hills Realty Trust	274,093	3,050,655
		10,030,779
Real Estate Management & Development - 0.81%
Howard Hughes Corp. (a)	12,000	1,243,320
Trinity Place Holdings, Inc. (a)	221,748	421,321
		1,664,641
Software - 0.06%
Synchronoss Technologies, Inc. (a)	75,000	129,750
Total Other Common Stocks (Cost $19,194,386)		19,240,325

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 30.23% (a)
AIB Acquisition Corp. Units (f)	60,000	600,600
Alset Capital Acquisition Corp. Units	47,500	478,800
AltC Acquisition Corp.	100,000	976,000
Ares Acquisition Corp. (f)	100,000	981,000
Austerlitz Acquisition Corp. I (f)	50,000	491,000
Austerlitz Acquisition Corp. II (f)	100,000	978,000
B Riley Principal 150 Merger Corp.	212,318	2,106,195

B Riley Principal 250 Merger Corp.	99,999	974,990
Big Sky Growth Partners, Inc. Units	111,780	1,096,562
Blockchain Coinvestors Acquisition Corp. I (f)	65,000	645,450
C5 Acquisition Corp. Units	100,000	1,010,000
Cactus Acquisition Corp. 1 Ltd. (f)	81,400	809,116
CC Neuberger Principal Holdings II (f)	204,700	2,030,624
CF Acquisition Corp. VIII	134,000	1,349,380
Churchill Capital Corp. V	105,728	1,039,306
Churchill Capital Corp. VI	81,000	795,420
Churchill Capital Corp. VII	124,920	1,222,967
Colombier Acquisition Corp. Units	100,000	976,000
Corner Growth Acquisition Corp. (f)	99,999	981,990
Corner Growth Acquisition Corp. 2 (f)	39,798	395,990
Digital Health Acquisition Corp.	116,000	1,158,840
DTRT Health Acquisition Corp.	76,250	764,788
E.Merge Technology Acquisition Corp.	10,609	105,029
FAST Acquisition Corp. II	128,348	1,251,393
FG Merger Corp. Units	200,000	2,010,000
Fifth Wall Acquisition Corp. III (f)	73,639	715,035
FinTech Acquisition Corp. VI	100,000	982,000
Fortress Value Acquisition Corp. IV	53,000	519,400
Forum Merger IV Corp.	96,900	946,713
FTAC Hera Acquisition Corp. (f)	142,000	1,390,180
Fusion Acquisition Corp. II	139,998	1,370,580
G Squared Ascend II, Inc. (f)	67,998	667,740
GigInternational1, Inc.	141,812	1,418,120
GO Acquisition Corp.	300,000	2,970,000
Graf Acquisition Corp. IV Units	100,000	971,000
GX Acquisition Corp. II	150,000	1,464,000
Healthcare Services Acquisition Corp. Units	100,000	992,000
HNR Acquisition Corp. Units	63,000	631,260
Ibere Pharmaceuticals Units (f)	15,000	147,000
Industrial Human Capital, Inc.	111,300	1,115,226
Jack Creek Investment Corp. (f)	81,378	798,334
Keyarch Acquisition Corp. Units (f)	150,000	1,500,000
KKR Acquisition Holdings I Corp.	100,000	983,000
Landcadia Holdings IV, Inc.	100,000	982,000
Larkspur Health Acquisition Corp. Units	87,000	870,000
Leo Holdings Corp. II Units (f)	49,235	485,457
LIV Capital Acquisition Corp. II Units (f)	94,500	945,945
Live Oak Crestview Climate Acquisition Corp. Units	1,621	15,870
M3-Brigade Acquisition III Corp. Units	110,000	1,104,400
Marlin Technology Corp. (f)	17,199	168,894
Murphy Canyon Acquisition Corp. Units	94,500	954,450
Nubia Brand International Corp. Units	70,000	700,000
Oxbridge Acquisition Corp. (f)	50,000	500,000
Periphas Capital Partnering Corp. Units	2,980	73,219
Post Holdings Partnering Corp. Units	150,000	1,485,000
PWP Forward Acquisition Corp. I	50,000	489,000
Screaming Eagle Acquisition Corp. Units (f)	100,000	1,000,000
Social Capital Suvretta Holdings Corp. I (f)	50,000	494,500
Social Capital Suvretta Holdings Corp. II (f)	50,000	487,500
Social Capital Suvretta Holdings Corp. III (f)	50,000	495,000
Social Capital Suvretta Holdings Corp. IV (f)	50,000	487,000
Software Acquisition Group, Inc. III	110,700	1,104,233
Tekkorp Digital Acquisition Corp. (f)	33,200	327,352
TG Venture Acquisition Corp.	100,000	990,000
Tishman Speyer Innovation Corp. II Units	93,530	924,076
Western Acquisition Ventures Corp. Units	150,000	1,500,000
Z-Work Acquisition Corp.	72,000	704,520
Total Special Purpose Acquisition Vehicles (Cost $61,665,058)		62,099,444

	Principal
	Amount
CORPORATE OBLIGATIONS - 1.77%
Lamington Road DAC (b)(c)(f)
5.000%, 04/07/2121	$3,372,705	2,427,774
9.750%, 04/07/2121	1,708,119	1,204,224
Total Corporate Obligations (Cost $4,795,400)		3,631,998

UNSECURED NOTES - 4.55%
Babcock & Wilcox Enterprises, Inc.
8.125%, 02/28/2026	80,000	2,101,600
Chicken Soup For The Soul Entertainment, Inc.
9.500%, 07/31/2025	42,008	1,056,501
iMedia Brands, Inc.
8.500%, 09/30/2026	50,000	1,137,000
Sachem Capital Corp.
7.125%, 06/30/2024	60,000	1,521,600
7.750%, 09/30/2025	120,000	3,046,800
6.000%, 03/30/2027	20,000	494,000
Total Unsecured Notes (Cost $9,261,040)		9,357,501

	Shares
WARRANTS - 0.46% (a)
African Gold Acquisition Corp.
Expiration: March 2028	75,350	15,070
Exercise Price: $11.50 (f)
Agba Acquisition Ltd.
Expiration: May 2024	51,750	8,363
Exercise Price: $11.50 (f)
Alberton Acquisition Corp.
Expiration: November 2023	36,300	9,438
Exercise Price: $11.50 (f)
Arbor Rapha Capital Bioholdings Corp. I
Expiration: March 2023	30,933	5,877
Exercise Price: $11.50
Archer Aviation, Inc.
Expiration: September 2026	23,333	21,233
Exercise Price: $11.50
Ares Acquisition Corp.
Expiration: December 2027	20,000	8,240
Exercise Price: $11.50 (f)
Authentic Equity Acquisition Corp.
Expiration: December 2027	54,000	16,200
Exercise Price: $11.50 (f)
B Riley Principal 150 Merger Corp.
Expiration: March 2028	8,515	7,664
Exercise Price: $11.50
B Riley Principal 250 Merger Corp.
Expiration: December 2027	33,333	16,713
Exercise Price: $11.50
Blockchain Coinvestors Acquisition Corp. I
Expiration: November 2028	32,500	13,000
Exercise Price: $11.50 (f)
Cactus Acquisition Corp. 1 Ltd.
Expiration: July 2023	40,700	7,033
Exercise Price: $11.50 (f)
CC Neuberger Principal Holdings II
Expiration: July 2025	26,175	26,175
Exercise Price: $11.50 (f)
CF Acquisition Corp. VIII
Expiration: December 2027	8,500	2,805
Exercise Price: $11.50

Churchill Capital Corp. V
Expiration: October 2027	26,432	16,124
Exercise Price: $11.50
Churchill Capital Corp. VI
Expiration: December 2027	16,200	8,827
Exercise Price: $11.50
Churchill Capital Corp. VII
Expiration: February 2028	24,984	14,990
Exercise Price: $11.50
Corner Growth Acquisition Corp.
Expiration: December 2027	33,333	7,803
Exercise Price: $11.50 (f)
Corner Growth Acquisition Corp. 2
Expiration: March 2023	14,366	2,461
Exercise Price: $11.50 (f)
Digital Health Acquisition Corp.
Expiration: October 2023	116,000	19,581
Exercise Price: $11.50
DTRT Health Acquisition Corp.
Expiration: November 2022	38,125	8,006
Exercise Price: $11.50
Dune Acquisition Corp.
Expiration: October 2027	19,300	4,248
Exercise Price: $11.50
EdtechX Holdings Acquisition Corp. II
Expiration: June 2027	55,500	7,418
Exercise Price: $11.50
FAST Acquisition Corp. II
Expiration: March 2026	32,087	10,595
Exercise Price: $11.50
FinTech Acquisition Corp. VI
Expiration: December 2027	25,000	12,590
Exercise Price: $11.50
Fortress Value Acquisition Corp. IV
Expiration: March 2028	6,625	3,511
Exercise Price: $11.50
Forum Merger IV Corp.
Expiration: December 2027	24,225	11,626
Exercise Price: $11.50
FTAC Hera Acquisition Corp.
Expiration: December 2027	35,500	14,988
Exercise Price: $11.50 (f)
Fusion Acquisition Corp. II
Expiration: December 2027	46,666	9,394
Exercise Price: $11.50
G Squared Ascend II, Inc.
Expiration: December 2026	22,666	6,346
Exercise Price: $11.50 (f)
GigInternational1, Inc.
Expiration: December 2028	70,906	25,484
Exercise Price: $11.50
GO Acquisition Corp.
Expiration: August 2027	50,333	9,060
Exercise Price: $11.50
GX Acquisition Corp. II
Expiration: December 2028	50,000	13,000
Exercise Price: $11.50
Haymaker Acquisition Corp. III
Expiration: February 2027	26,521	14,587
Exercise Price: $11.50
HIG Acquisition Corp.
Expiration: October 2025	150,000	52,260
Exercise Price: $11.50 (f)

IG Acquisition Corp.
Expiration: October 2027	88,173	28,215
Exercise Price: $11.50
Industrial Human Capital, Inc.
Expiration: December 2028	111,300	20,034
Exercise Price: $11.50
Insight Acquisition Corp.
Expiration: February 2023	12,450	4,108
Exercise Price: $11.50
Investcorp Europe Acquisition Corp. I
Expiration: November 2028	150,000	42,000
Exercise Price: $11.50 (f)
Jack Creek Investment Corp.
Expiration: December 2027	215,689	46,373
Exercise Price: $11.50 (f)
Juniper II Corp.
Expiration: December 2028	103,800	42,247
Exercise Price: $11.50
KKR Acquisition Holdings I Corp.
Expiration: December 2027	25,000	16,500
Exercise Price: $11.50
Lamington Road
Expiration: July 2025	640,000	0
Exercise Price: $0.20 (c)(e)(f)
Landcadia Holdings IV, Inc.
Expiration: December 2028	25,000	12,605
Exercise Price: $11.50
Lionheart Acquisition Corp. II
Expiration: February 2026	25,297	12,143
Exercise Price: $11.50
Longview Acquisition Corp. II
Expiration: May 2026	8,908	3,739
Exercise Price: $11.50
Marlin Technology Corp.
Expiration: March 2026	5,733	1,651
Exercise Price: $11.50 (f)
Mason Industrial Technology, Inc.
Expiration: December 2027	25,462	8,400
Exercise Price: $11.50
Motive Capital Corp. II
Expiration: May 2028	79,025	32,392
Exercise Price: $11.50 (f)
Northern Star Investment Corp. III
Expiration: February 2028	17,833	7,845
Exercise Price: $11.50
Northern Star Investment Corp. IV
Expiration: December 2027	8,833	4,106
Exercise Price: $11.50
Oxbridge Acquisition Corp.
Expiration: January 2023	50,000	8,100
Exercise Price: $11.50 (f)
PWP Forward Acquisition Corp. I
Expiration: March 2026	112,766	38,340
Exercise Price: $11.50

Quantum FinTech Acquisition Corp.
Expiration: December 2027	76,000	21,280
Exercise Price: $11.50
ScION Tech Growth I
Expiration: November 2025	75,000	19,500
Exercise Price: $11.50 (f)
Shapeways Holdings, Inc.
Expiration: October 2026	100,000	34,280
Exercise Price: $11.50
Signa Sports United NV
Expiration: July 2023	29,000	13,053
Exercise Price: $11.50 (f)
Software Acquisition Group, Inc. III
Expiration: December 2027	55,350	13,838
Exercise Price: $11.50
TCW Special Purpose Acquisition Corp.
Expiration: December 2028	140,150	45,198
Exercise Price: $11.50
Terran Orbital Corp.
Expiration: March 2028	17,083	8,456
Exercise Price: $11.50
TG Venture Acquisition Corp.
Expiration: August 2023	100,000	20,750
Exercise Price: $11.50
Z-Work Acquisition Corp.
Expiration: January 2026	24,000	6,000
Exercise Price: $11.50
Total Warrants (Cost $1,797,166)		941,863

RIGHTS - 0.02% (a)
Agba Acquisition Ltd. (f)	12,500	2,382
Alberton Acquisition Corp. (Expiration: April 26, 2022) (f)	70,000	19,586
Gabelli Utility Trust (Expiration: April 19, 2022)	105	21
Nocturne Acquisition Corp. (f)	75,000	15,795
Total Rights (Cost $43,951)		37,784

MONEY MARKET FUNDS - 13.68%
Fidelity Institutional Government Portfolio - Class I, 0.120% (d)	14,051,285	14,051,285
Invesco Treasury Portfolio - Institutional Class, 0.155% (d)	14,051,285	14,051,285
Total Money Market Funds (Cost $28,102,570)		28,102,570

Total Investments (Cost $252,670,453) - 128.85%		264,719,860
Liabilities in Excess of Other Assets - (0.44)%		(895,039)
Preferred Stock - (28.41)%		(58,373,850)
TOTAL NET ASSETS - 100.00%		$205,450,971

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at March 31, 2022.
(c)	Fair valued securities. The total market value of these securities was $3,702,566, representing 1.80% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at March 31, 2022.
(e)	Illiquid securities. The total market value of these securities was $0, representing 0.00% of net assets.
(f)	Foreign-issued security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments are listed in the table of valuation techniques and inputs. Significant changes in any of these inputs in isolation may result in a change in fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$118,239,185	$-	$-	$118,239,185
Business Development Companies	20,504,139	-	-	20,504,139
Trust Certificates	-	-	70,568	70,568
Preferred Stocks
Closed-End Funds	485,324	-	-	485,324
Real Estate Investment Trusts	2,009,159	-	-	2,009,159
Other Common Stocks
Food & Staples Retailing	1,092,871	-	-	1,092,871
Gas Utilities	373,000	-	-	373,000
Oil, Gas & Consumable Fuels	5,949,284	-	-	5,949,284
Real Estate Investment Trusts	10,030,779	-	-	10,030,779
Real Estate Management & Development	1,664,641	-	-	1,664,641
Software	129,750	-	-	129,750
Special Purpose Acquisition Vehicles	50,639,723	11,459,721	-	62,099,444
Corporate Obligations	-	-	3,631,998	3,631,998
Unsecured Notes	9,357,501	-	-	9,357,501
Warrants	830,766	111,097	0	941,863
Rights	21,989	15,795	-	37,784
Money Market Funds	28,102,570	-	-	28,102,570
Total	$249,430,681	$11,586,613	$3,702,566	$264,719,860

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Trust Certificates	Corporate Obligations	Warrants
Balance as of 12/31/2021	$70,568	$3,631,998	$0
Acquisitions	-	-	-
Dispositions	-	-	-
Transfers into (out of) Level 3	-	-	-
Accretion/Amortization	-	2	-
Corporate Actions	-	-	-
Realized Gain (Loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	(2)	-
Balance as of 3/31/2022	$70,568	$3,631,998	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2022	$-	$(2)	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

Category	Fair Value March 31, 2022	Valuation Methodologies	Unobservable Inputs	Range	Impact to valuation from an increase to input
Trust Certificates	70,568	Last Traded Price	Market Assessments	0.2201	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security
Corporate Obligations	3,631,998	Last Traded Price, Company-Specific Information	Terms of the Note/ Financial Assessments/ Company Announcements	70.50-71.983
Significant changes in company’s financials, changes to the terms of the notes or changes to the general business conditions impacting the company’s business may result in changes to the fair value of the securities

Warrants	0	Last Traded Price	Market Assessments	0.00	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security